Contingencies	12 Months Ended
Mar. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingencies
Contingencies
Service agreement
In terms of an amended network services agreement with Mobile Telephone Networks Proprietary Limited (“MTN”), MTN is entitled to claw back payments from MiX Telematics Africa Proprietary Limited, a subsidiary of the Group, in the event of early cancellation of the agreement or certain base connections not being maintained over the term of the agreement. No connection incentives will be received in terms of the amended network services agreement. The maximum potential liability under the arrangement is R43.7 million (2017: R48.4 million). No loss is considered probable under this arrangement.